Jun. 21, 2024
First Trust Dow Jones Internet Index Fund

Notwithstanding anything to the contrary in the Fund’s summary prospectus and prospectus, on May 29, 2024, S&P Dow Jones Indices LLC, the index provider for the Fund (the “Index Provider”), announced changes to the index methodology for the Dow Jones Internet Composite IndexSM, the Fund’s index (the “Index”). To enhance liquidity and replicability of the Index, the Index Provider is implementing the following changes in conjunction with the upcoming rebalancing, which will take effect prior to the market open on June 24, 2024:

1.	Eligibility criteria: update the Index universe to all companies in the S&P Total Market Index; establish a minimum limit of $1 billion ($800 million for current constituent companies) for the float-adjusted market capitalization threshold; and add an eligibility criterion that a company must have a minimum six-month median daily value traded of $5 million ($4 million for current constituent companies). For initial public offerings and direct public offerings, the minimum median daily value traded period is relaxed to three months (if more than three months is available, the full trading history is used).

2.	Constituent selection: change constituent selection to use six-month median daily value traded instead of three-month average share volume in the final ranking.